Note 2	9 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.  For the three and nine months ended July 31, 2012, the Company’s total stock-based compensation expense was $0.8 million and $3.7 million, respectively, and $1.5 million and $5.1 million for the three and nine months ended July 31, 2011, respectively.  Included in this total stock-based compensation expense was the vesting of stock options of $0.7 million and $3.3 million for the three and nine months ended July 31, 2012, respectively, and $1.1 million and $3.7 million for the three and nine months ended July 31, 2011, respectively.